Fair value of financial instruments - Carrying Value and Estimated Fair Value of Financial Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total principal debt	$ 625	$ 625
Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total principal debt	575	575
Second Lien Facility | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total principal debt	575	575
Level 1 | Second Lien Facility | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total principal debt	575
Level 1 | Fair value | Second Lien Facility | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	600	597
Level 1 | Carrying value | Second Lien Facility | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	559	558
Level 3 | Fair value | Unsecured senior convertible bond | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	59	49
Level 3 | Carrying value | Unsecured senior convertible bond | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	$ 50	$ 50